Brandes International Equity Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.03%
Brazil - 2.18%
Embraer SA Sponsored - ADR	791,347	$15,929,815
China - 1.54%
China Mobile Ltd.	1,241,000	11,297,650
Finland - 1.53%
Nokia OYJ	2,255,736	11,235,355
France - 18.64%
Carrefour SA	1,098,521	21,210,200
Compagnie de Saint-Gobain SA	416,063	16,247,171
Engie SA	1,220,263	18,503,457
Orange SA	878,202	13,851,971
Publicis Groupe SA	285,065	15,045,970
Renault SA	119,629	7,521,107
Sanofi	342,185	29,572,422
Schneider Electric SE	121,439	10,988,153
Societe BIC SA	46,177	3,517,539
		136,457,990
Germany - 1.20%
BASF SE	120,291	8,751,079
Hong Kong - 0.66%
First Pacific Co. Ltd.	11,842,000	4,805,156
Ireland - 1.84%
CRH Plc	412,717	13,488,005
Italy - 6.15%
Eni SpA	1,019,158	16,945,875
Intesa Sanpaolo SpA	5,328,543	11,407,353
Telecom Italia Rsp (c)	30,748,839	15,943,432
Telecom Italia SpA (a)	1,365,052	745,258
		45,041,918
Japan - 13.81%
Dai Nippon Printing Co. Ltd.	542,400	11,584,152
Honda Motor Co. Ltd.	456,200	11,796,779
Mitsubishi Tanabe Pharma Corp.	1,103,700	12,282,707
Mitsubishi UFJ Financial Group, Inc.	2,898,800	13,806,911
MS&AD Insurance Group Holdings, Inc.	471,999	15,003,155
Nissan Motor Co. Ltd.	760,700	5,448,490
Sumitomo Mitsui Trust Holdings, Inc.	364,800	13,253,773
Taisho Pharmaceutical Holdings Co. Ltd.	72,000	5,545,863
Takeda Pharmaceutical Co. Ltd.	348,983	12,414,315
		101,136,145
Mexico - 4.23%
Cemex SAB de CV Sponsored - ADR	2,620,613	11,111,399
Fibra Uno Administracion SA de CV	14,973,608	19,862,094
		30,973,493

Netherlands - 2.28%
Aegon NV (c)	2,056,796	10,217,030
NXP Semiconductors NV	66,690	6,509,611
		16,726,641
Russia - 1.52%
Mobile TeleSystems PJSC	1,556,496	7,012,522
Public Joint-Stock Co. Gazprom	1,121,704	4,130,009
		11,142,531
South Korea - 5.54%
Hana Financial Group, Inc.	181,653	5,887,798
Hyundai Mobis Co. Ltd.	74,446	15,188,729
Hyundai Motor Co.	60,185	7,304,366
KT&G Corp.	94,541	8,067,691
POSCO	19,278	4,092,431
		40,541,015
Spain - 1.83%
Repsol SA	855,737	13,428,951
Switzerland - 7.24%
Credit Suisse Group AG	1,430,909	17,126,798
Swatch Group Ltd. Bearer	20,996	6,018,776
Swatch Group Ltd. Registered	79,685	4,318,297
Swiss Re AG	90,598	9,206,339
UBS Group AG	1,377,705	16,374,363
		53,044,573
Taiwan - 1.41%
Asustek Computer, Inc.	1,436,000	10,307,350
United Kingdom - 21.43%
Barclays Plc	5,919,246	11,258,745
BP Plc	1,792,930	12,490,968
G4S Plc	4,333,899	11,465,957
GlaxoSmithKline Plc	1,426,469	28,593,449
HSBC Holdings Plc	1,080,037	9,014,306
Imperial Brands Plc	273,504	6,417,837
J Sainsbury Plc	4,945,983	12,290,796
Kingfisher Plc	4,889,136	13,326,269
Marks & Spencer Group Plc	4,179,971	11,176,107
Tesco Plc	3,632,234	10,470,583
Wm Morrison Supermarkets Plc	3,807,408	9,745,723
WPP Plc	1,643,239	20,699,066
		156,949,806
TOTAL COMMON STOCKS (Cost $819,524,956)		$681,257,473

PREFERRED STOCKS - 3.87%
Brazil - 2.11%
Petroleo Brasileiro SA	1,028,300	$7,307,987
Telefonica Brasil SA	622,200	8,116,251
		15,424,238
Russia - 1.76%
Surgutneftegas PJSC	19,087,950	12,861,881
TOTAL PREFERRED STOCKS (Cost $18,821,643)		$28,286,119

	Contracts	Value
RIGHTS - 0.08%
France - 0.08%
Carrefour SA (a)(b)(c)	1,098,521	$574,599
TOTAL RIGHTS (Cost $485,017)		$574,599

	Shares	Value
SHORT-TERM INVESTMENTS - 2.62%
Money Market Funds - 2.62%
BlackRock Liquidity Funds T-Fund - Institutional Class, 2.225%	19,199,437	$19,199,437
TOTAL SHORT-TERM INVESTMENTS (Cost $19,199,437)		$19,199,437

Total Investments (Cost $858,031,053) - 99.60%		$729,317,628
Other Assets in Excess of Liabilities - 0.40%		2,916,627
TOTAL NET ASSETS - 100.00%		$732,234,255

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents $574,599 or 0.08% of the Fund's net assets and is classified as a Level 2 security. See Note 1 in the Notes to Schedule of Investments.

(c)	All or a portion of this security is on loan.

Brandes International Equity Fund
Schedule of Investments by Industry
June 30, 2019 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.18%
Auto Components	2.07%
Automobiles	4.38%
Banks	8.82%
Building Products	2.22%
Capital Markets	4.58%
Chemicals	1.20%
Commercial Services & Supplies	3.63%
Communications Equipment	1.53%
Construction Materials	3.36%
Diversified Financial Services	0.66%
Diversified Telecommunication Services	4.17%
Electrical Equipment	1.50%
Equity Real Estate Investment Trusts	2.71%
Food & Staples Retailing	7.33%
Insurance	4.70%
Media	4.88%
Metals & Mining	0.56%
Multiline Retail	1.53%
Multi-Utilities	2.53%
Oil, Gas & Consumable Fuels	6.42%
Pharmaceuticals	12.06%
Semiconductors & Semiconductor Equipment	0.89%
Specialty Retail	1.82%
Technology Hardware, Storage & Peripherals	1.41%
Textiles, Apparel & Luxury Goods	1.41%
Tobacco	1.98%
Wireless Telecommunication Services	2.50%
TOTAL COMMON STOCKS	93.03%
PREFERRED STOCKS
Diversified Telecommunication Services	1.11%
Oil, Gas & Consumable Fuels	2.76%
TOTAL PREFERRED STOCKS	3.87%
RIGHTS
Food & Staples Retailing	0.08%
TOTAL RIGHTS	0.08%
SHORT-TERM INVESTMENTS	2.62%
TOTAL INVESTMENTS	99.60%
Other Assets in Excess of Liabilities	0.40%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes International Equity Fund
Notes to Schedule of Investments
June 30, 2019 (Unaudited)

1)	Significant Accounting Policies

The Brandes International Equity Fund (the "Fund") has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among broker market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of June 30, 2019, the Fund had securities with a total market value of $587,970,716 or 80.30% of the Fund's net assets that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Fund).

The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open.  A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period.  Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of June 30, 2019 include conversion value and correlation to similar securities.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of June 30, 2019, involving the Fund’s assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Description	Level 1	Level 2	Level 3	Total

	Investments in Securities
	International Equity Fund
	Common Stocks
	Communication Services	$ -	$ 69,549,899	$ -	$ 69,549,899
	Consumer Discretionary	7,521,107	89,623,784	-	97,144,891
	Consumer Staples	21,210,200	46,992,630	-	68,202,830
	Energy	-	46,995,804	-	46,995,804
	Financials	-	137,361,727	-	137,361,727
	Health Care	-	88,408,755	-	88,408,755
	Industrials	15,929,815	53,802,971	-	69,732,786
	Information Technology	6,509,611	21,542,705	-	28,052,316
	Materials	11,111,399	26,331,515	-	37,442,914
	Real Estate	19,862,094	-	-	19,862,094
	Utilities	-	18,503,457	-	18,503,457
	Total Common Stocks	82,144,226	599,113,247	-	681,257,473
	Preferred Stocks
	Communication Services	8,116,251	-	-	8,116,251
	Energy	7,307,987	12,861,881	-	20,169,868
	Total Preferred Stocks	15,424,238	12,861,881	-	28,286,119
	Rights
	Consumer Staples	-	574,599	-	574,599
	Total Rights	-	574,599	-	574,599
	Short-Term Investments	19,199,437	-	-	19,199,437
	Total Investments in Securities	$ 116,767,901	$ 612,549,727	$ -	$ 729,317,628

Brandes Global Equity Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.70%
Austria - 1.51%
Erste Group Bank AG	15,451	$572,988
Brazil - 2.50%
Embraer SA	175,420	885,334
Embraer SA Sponsored - ADR	3,373	67,899
		953,233
China - 1.34%
China Mobile Ltd.	56,000	509,805
Finland - 1.76%
Nokia OYJ	134,198	668,412
France - 13.57%
Carrefour SA	19,420	374,961
Engie SA	15,644	237,218
Engie SA Registered Shares (Prime Fidelite 2019)	31,200	473,101
Engie SA Registered Shares (Prime Fidelite 2021)	21,767	330,064
Publicis Groupe SA	10,543	556,468
Sanofi	15,832	1,368,238
Schneider Electric SE	11,981	1,084,075
Total SA	13,157	738,026
		5,162,151
Ireland - 1.29%
CRH Plc	15,040	491,522
Italy - 2.70%
Eni SpA	40,582	674,770
Telecom Italia Rsp	679,179	352,158
		1,026,928
Japan - 3.11%
Honda Motor Co. Ltd.	23,600	610,267
Nissan Motor Co. Ltd.	80,100	573,714
		1,183,981
Malaysia - 1.70%
Genting Berhad	394,700	647,128
Mexico - 1.98%
Fibra Uno Administracion SA de CV	568,212	753,718
Netherlands - 1.29%
NXP Semiconductors NV	5,045	492,442
Russia - 0.83%
Public Joint-Stock Co. Gazprom	85,622	315,252
South Korea - 5.80%
Hyundai Mobis Co. Ltd.	3,058	623,904
Hyundai Motor Co.	5,698	691,539
KT&G Corp.	4,533	386,825
Samsung Electronics Co. Ltd.	12,377	503,996
		2,206,264

Spain - 1.35%
Repsol SA	32,760	514,098
Switzerland - 4.91%
Credit Suisse Group AG	59,848	716,331
Swiss Re AG	4,148	421,509
UBS Group AG	61,535	731,359
		1,869,199
United Kingdom - 17.63%
Barclays Plc	148,565	282,579
BP Plc	135,313	942,698
GlaxoSmithKline Plc	67,512	1,353,272
HSBC Holdings Plc	46,234	385,883
Imperial Brands Plc	30,774	722,119
J Sainsbury Plc	183,945	457,104
Kingfisher Plc	204,055	556,191
Marks & Spencer Group Plc	109,364	292,410
Tesco Plc	244,187	703,914
Wm Morrison Supermarkets Plc	109,913	281,341
WPP Plc	58,165	732,676
		6,710,187
United States - 33.43%
American International Group, Inc.	13,467	717,522
Apache Corp.	8,528	247,056
Bank of America Corp.	26,678	773,662
Bank of New York Mellon Corp.	15,024	663,310
Cardinal Health, Inc.	17,721	834,659
Cigna Corp.	2,478	390,409
Citigroup, Inc.	20,283	1,420,418
CVS Health Corp.	7,117	387,805
Emerson Electric Co.	7,040	469,709
Halliburton Co.	16,496	375,119
HCA Healthcare, Inc.	3,379	456,740
Jefferies Financial Group, Inc.	19,510	375,177
Laboratory Corp of America Holdings (a)	2,978	514,896
McKesson Corp.	7,210	968,952
Merck & Co., Inc.	9,550	800,768
Microsoft Corp.	2,574	344,813
PepsiCo, Inc.	1,445	189,483
Pfizer, Inc.	21,680	939,178
PNC Financial Services Group, Inc.	3,569	489,952
State Street Corp.	9,155	513,229
Wells Fargo & Co.	17,907	847,359
		12,720,216
TOTAL COMMON STOCKS (Cost $32,730,025)		$36,797,524

PREFERRED STOCKS - 0.34%
South Korea - 0.34%
Samsung Electronics Co. Ltd.	3,912	$129,739
TOTAL PREFERRED STOCKS (Cost $115,877)		$129,739

	Contracts	Value
RIGHTS - 0.03%
France - 0.03%
Carrefour SA (a)(b)(c)	19,420	$10,158
TOTAL RIGHTS (Cost $8,574)		$10,158

	Shares	Value
SHORT-TERM INVESTMENTS - 3.25%
Money Market Funds - 3.25%
BlackRock Liquidity Funds T-Fund - Institutional Class, 2.225%	1,236,845	$1,236,845
TOTAL SHORT-TERM INVESTMENTS (Cost $1,236,845)		$1,236,845

Total Investments (Cost $34,091,321) - 100.32%		$38,174,266
Liabilities in Excess of Other Assets - (0.32%)		(119,997)
TOTAL NET ASSETS - 100.00%		$38,054,269

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents $10,158 or 0.03% of the Fund's net assets and is classified as a Level 2 security. See Note 1 in the Notes to Schedule of Investments.

(c)	All or a portion of this security is on loan.

Brandes Global Equity Fund
Schedule of Investments by Industry
June 30, 2019 (Unaudited)

COMMON STOCKS
Aerospace & Defense	2.50%
Auto Components	1.64%
Automobiles	4.93%
Banks	12.54%
Beverages	0.50%
Capital Markets	6.90%
Communications Equipment	1.76%
Construction Materials	1.29%
Diversified Financial Services	0.99%
Diversified Telecommunication Services	0.93%
Electrical Equipment	4.08%
Energy Equipment & Services	0.99%
Equity Real Estate Investment Trusts	1.98%
Food & Staples Retailing	4.78%
Health Care Providers & Services	9.34%
Hotels, Restaurants & Leisure	1.70%
Insurance	2.99%
Media	3.39%
Multiline Retail	0.77%
Multi-Utilities	2.73%
Oil, Gas & Consumable Fuels	9.02%
Pharmaceuticals	11.72%
Semiconductors & Semiconductor Equipment	1.29%
Software	0.91%
Specialty Retail	1.46%
Technology Hardware, Storage & Peripherals	1.32%
Tobacco	2.91%
Wireless Telecommunication Services	1.34%
TOTAL COMMON STOCKS	96.70%
PREFERRED STOCKS
Technology Hardware, Storage & Peripherals	0.34%
TOTAL PREFERRED STOCKS	0.34%
RIGHTS
Food & Staples Retailing	0.03%
TOTAL RIGHTS	0.03%
MONEY MARKET FUNDS	3.25%
TOTAL INVESTMENTS	100.32%
Liabilities in Excess of Other Assets	(0.32%)
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Global Equity Fund
Notes to Schedule of Investments
June 30, 2019 (Unaudited)

1)	Significant Accounting Policies

The Brandes Global Equity Fund (the "Fund") has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among broker market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of June 30, 2019, the Fund had securities with a total market value of $21,317,441 or 56.02% of the Fund's net assets that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Fund).

The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open.  A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period.  Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of June 30, 2019 include conversion value and correlation to similar securities.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of June 30, 2019, involving the Fund’s assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
Global Equity Fund
Common Stocks
Communication Services	$ -	$ 1,594,639	$ -	$ 1,594,639
Consumer Discretionary	-	4,551,621	-	4,551,621
Consumer Staples	564,443	2,551,304	-	3,115,747
Energy	622,175	3,184,843	-	3,807,018
Financials	5,800,631	3,110,648	-	8,911,279
Health Care	5,293,406	2,721,510	-	8,014,916
Industrials	1,422,942	1,084,076	-	2,507,018
Information Technology	837,255	1,172,408	-	2,009,663
Materials	-	491,522	-	491,522
Real Estate	753,718	-	-	753,718
Utilities	-	1,040,383	-	1,040,383
Total Common Stocks	15,294,570	21,502,954	-	36,797,524
Preferred Stocks
Information Technology	-	129,739	-	129,739
Total Preferred Stocks	-	129,739	-	129,739
Rights
Consumer Staples	-	10,158	-	10,158
Total Rights	-	10,158	-	10,158
Short-Term Investments	1,236,845	-	-	1,236,845
Total Investments in Securities	$ 16,531,415	$ 21,642,851	$ -	$ 38,174,266

Brandes Global Equity Income Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.61%
Brazil - 3.33%
Telefonica Brasil SA	3,990	$44,504
Chile - 1.58%
Enel Chile SA	222,225	21,120
China - 1.70%
China Mobile Ltd.	2,500	22,759
Finland - 1.68%
Nokia OYJ	4,519	22,508
France - 14.63%
Engie SA	1,491	22,608
Engie SA Registered Shares (Prime Fidelite 2019)	400	6,065
Engie SA Registered Shares (Prime Fidelite 2021)	1,092	16,559
Publicis Groupe SA	461	24,332
Sanofi	551	47,619
Schneider Electric SE	528	47,775
Total SA	550	30,852
		195,810
Italy - 2.56%
Eni SpA	2,057	34,202
Japan - 1.93%
Honda Motor Co. Ltd.	1,000	25,859
Mexico - 3.21%
Fibra Uno Administracion SA de CV	32,370	42,938
South Korea - 1.45%
KT&G Corp.	228	19,456
Switzerland - 5.36%
Credit Suisse Group AG	1,738	20,802
Swiss Re AG	240	24,388
UBS Group AG	2,237	26,587
		71,777
United Kingdom - 23.13%
BP Plc	5,500	38,317
British American Tobacco Plc	403	14,071
GlaxoSmithKline Plc	2,390	47,906
HSBC Holdings Plc	2,038	17,010
Imperial Brands Plc	1,324	31,069
J Sainsbury Plc	6,646	16,515
Kingfisher Plc	11,678	31,830
Marks & Spencer Group Plc	4,816	12,877
Royal Dutch Shell Plc - Class A	814	26,567
Tesco Plc	8,470	24,417
Wm Morrison Supermarkets Plc	4,210	10,776
WPP Plc	3,024	38,092
		309,447

United States - 25.05%
Bank of New York Mellon Corp.	280	12,362
BB&T Corp.	234	11,496
Cardinal Health, Inc.	915	43,097
Citigroup, Inc.	466	32,634
Emerson Electric Co.	305	20,350
Johnson & Johnson	166	23,120
Merck & Co., Inc.	475	39,829
Microsoft Corp.	129	17,281
PepsiCo, Inc.	118	15,473
Pfizer, Inc.	934	40,461
PNC Financial Services Group, Inc.	85	11,669
Procter & Gamble Co.	135	14,803
State Street Corp.	345	19,341
Wells Fargo & Co.	701	33,172
		335,088
TOTAL COMMON STOCKS (Cost $1,156,714)		$1,145,468

PREFERRED STOCKS - 9.43%
South Korea - 1.82%
Samsung Electronics Co. Ltd.	736	$24,409
United States - 7.61%
Bank of America Corp., 4.000% (3M LIBOR + 0.500%, minimum of 4.000%)(a)	1,632	35,088
Goldman Sachs Group, Inc., 3.750% (3M LIBOR + 0.750%, minimum of 3.750%)(a)	1,701	32,693
Morgan Stanley, 4.000% (3M LIBOR + 0.700%, minimum of 4.000%)(a)	1,668	33,961
		101,742
TOTAL PREFERRED STOCKS (Cost $120,946)		$126,151

SHORT-TERM INVESTMENTS - 5.47%
Money Market Funds - 5.47%
BlackRock Liquidity Funds T-Fund - Institutional Class, 2.225%	73,240	$73,240
TOTAL SHORT-TERM INVESTMENTS (Cost $73,240)		$73,240

Total Investments (Cost $1,350,900) - 100.51%		$1,344,859
Liabilities in Excess of Other Assets - (0.51%)		(6,841)
TOTAL NET ASSETS - 100.00%		$1,338,018

Percentages are stated as a percent of net assets.

LIBOR	London Inter-bank Offered Rate
(a)	Variable rate security. The coupon is based on a reference index and spread index.

Brandes Global Equity Income Fund
Schedule of Investments by Industry
June 30, 2019 (Unaudited)

COMMON STOCKS
Automobiles	1.93%
Banks	7.92%
Beverages	1.16%
Capital Markets	5.91%
Communications Equipment	1.68%
Diversified Telecommunication Services	3.33%
Electric Utilities	1.58%
Electrical Equipment	5.09%
Equity Real Estate Investment Trusts	3.21%
Food & Staples Retailing	3.86%
Health Care Providers & Services	3.22%
Household Products	1.11%
Insurance	1.82%
Media	4.67%
Multiline Retail	0.96%
Multi-Utilities	3.38%
Oil, Gas & Consumable Fuels	9.71%
Pharmaceuticals	14.87%
Software	1.29%
Specialty Retail	2.38%
Tobacco	4.83%
Wireless Telecommunication Services	1.70%
TOTAL COMMON STOCKS	85.61%
PREFERRED STOCKS
Banks	2.62%
Capital Markets	4.99%
Technology Hardware, Storage & Peripherals	1.82%
PREFERRED STOCKS	9.43%
SHORT-TERM INVESTMENTS	5.47%
TOTAL INVESTMENTS	100.51%
Liabilities in Excess of Other Assets	(0.51%)
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Global Equity Income Fund
Notes to Schedule of Investments
June 30, 2019 (Unaudited)

1)	Significant Accounting Policies

The Brandes Global Equity Income Fund (the "Fund") has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among broker market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of June 30, 2019, the Fund had securities with a total market value of $726,230 or 54.28% of the Fund's net assets that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Fund).

The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open.  A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period.  Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of June 30, 2019 include conversion value and correlation to similar securities.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of June 30, 2019, involving the Fund’s assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
Global Equity Income Fund
Common Stocks
Communication Services	$ 44,504	$ 60,851	$ -	$ 105,355
Consumer Discretionary	-	94,898	-	94,898
Consumer Staples	30,276	116,304	-	146,580
Energy	-	129,937	-	129,937
Financials	120,673	88,788	-	209,461
Health Care	146,506	95,526	-	242,032
Industrials	20,350	47,775	-	68,125
Information Technology	17,281	22,508	-	39,789
Real Estate	42,938	-	-	42,938
Utilities	21,120	45,233	-	66,353
Total Common Stocks	443,648	701,820	-	1,145,468
Preferred Stocks
Financials	101,742	-	-	101,742
Information Technology	-	24,409	-	24,409
Total Preferred Stocks	101,742	24,409	-	126,151
Short-Term Investments	73,240	-	-	73,240
Total Investments in Securities	$ 618,630	$ 726,229	$ -	$ 1,344,859

Brandes Emerging Markets Value Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.11%
Argentina - 3.78%
Adecoagro SA (a)	1,176,931	$8,403,287
YPF SA Sponsored - Class D - ADR	2,625,116	47,803,363
		56,206,650
Austria - 1.05%
Erste Group Bank AG	421,414	15,627,790
Brazil - 10.08%
AES Tiete Energia SA	2,764,947	8,582,968
Cielo SA	5,180,100	9,078,783
Embraer SA Sponsored - ADR	2,748,762	55,332,579
Estacio Participacoes SA	4,202,093	32,041,377
Hapvida Participacoes e Investimentos SA (c)	1,377,400	14,036,032
Kroton Educacional SA	5,600,500	16,014,138
Marfrig Global Foods SA (a)	9,098,615	14,951,305
		150,037,182
Chile - 1.30%
Empresa Nacional de Telecomunicaciones SA (a)	1,189,718	12,114,801
Enel Chile SA Sponsored - ADR	1,509,388	7,214,875
		19,329,676
China - 11.70%
China Construction Bank Corp. - Class H	27,080,000	23,343,066
China Mobile Ltd.	6,243,900	56,842,381
China Railway Signal & Communication Corp. Ltd. (c)	13,805,000	10,031,678
China Yuchai International Ltd.	173,073	2,594,364
Dongfeng Motor Group Co. Ltd. - Class H	34,409,000	28,214,261
Genertec Universal Medical Group Co. Ltd. (c)	19,615,500	15,691,074
PetroChina Co. Ltd.	25,284,000	13,941,279
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	11,272,900	22,162,586
Weiqiao Textile Co. Ltd. - Class H	4,354,176	1,381,935
		174,202,624
Colombia - 1.14%
Grupo Aval Acciones y Valores Grupo Sponsored - ADR	2,127,094	16,952,939
Czech Republic - 0.42%
O2 Czech Republic AS	626,829	6,209,184
Greece - 0.55%
Hellenic Telecommunications Organization SA	552,285	8,164,043
Hong Kong - 2.81%
First Pacific Co. Ltd.	28,461,920	11,549,061
Lifestyle International Holdings Ltd.	9,809,500	14,350,693
Luk Fook Holdings International Ltd.	5,090,000	15,942,355
		41,842,109
India - 1.19%
Power Grid Corp of India Ltd.	5,904,971	17,702,586
Indonesia - 4.16%
Bank Rakyat Indonesia Persero Tbk PT	97,044,300	29,960,011
PT XL Axiata Tbk (a)	151,545,215	31,959,787
		61,919,798

Malaysia - 1.97%
Genting Berhad	17,885,100	29,323,393
Mexico - 9.96%
America Movil SAB de CV	30,167,817	21,988,812
Cemex SAB de CV Sponsored - ADR	9,361,546	39,692,955
Fibra Uno Administracion SA de CV	32,196,641	42,707,990
Fideicomiso PLA Administradora Industrial S de RL de CV	17,287,809	27,102,060
Macquarie Mexico Real Estate Management SA de CV (c)	14,203,330	16,205,949
Urbi Desarrollos Urbanos SA de CV (a)(d)	10,242,449	527,765
		148,225,531
Pakistan - 0.30%
Nishat Mills Ltd.	7,646,760	4,467,910
Panama - 2.66%
Banco Latinoamericano de Comercio Exterior SA - Class E	644,836	13,431,934
Copa Holdings SA - Class A	268,158	26,164,176
		39,596,110
Russia - 6.59%
Mobile TeleSystems PJSC	6,017,014	27,108,610
Public Joint-Stock Co. Gazprom	1,994,904	7,345,049
Sberbank of Russia OJSC	8,476,466	31,976,290
Sistema JSFC Sponsored - GDR	2,684,906	8,290,990
X5 Retail Group NV - GDR	680,606	23,337,980
		98,058,919
Singapore - 1.26%
Flex Ltd. (a)	1,963,128	18,787,134
South Africa - 1.76%
ABSA GROUP Ltd.	2,098,660	26,244,012
South Korea - 12.40%
Hyundai Mobis Co. Ltd.	133,964	27,331,796
KIA Motors Corp.	752,977	28,725,190
KT&G Corp.	431,744	36,843,033
POSCO	143,708	30,507,055
S-1 Corp.	157,189	13,286,837
Samsung Electronics Co. Ltd.	610,691	24,867,547
Shinhan Financial Group Co. Ltd.	592,275	23,035,995
		184,597,453
Spain - 1.50%
Prosegur Cash SA (c)	11,288,084	22,343,868
Taiwan - 2.34%
Asustek Computer, Inc.	3,216,000	23,083,871
Taiwan Semiconductor Manufacturing Co Ltd.	1,534,000	11,732,621
		34,816,492
Thailand - 3.49%
Bangkok Bank Plc - NVDR	1,984,500	12,754,524
Jasmine Broadband Internet Infrastructure - Class F	43,617,600	15,360,563
Siam Commercial Bank PCL - Class F	5,250,800	23,896,571
		52,011,658

Turkey - 2.18%
Akbank T.A.S. (a)	10,120,663	11,977,975
Emlak Konut Gayrimenkul Yatirim Ortakligi AG	54,766,538	10,676,453
Turkiye Garanti Bankasi Anonim Sirketi (a)	6,223,640	9,772,860
		32,427,288
United Kingdom - 2.52%
ITE Group Plc	22,007,865	19,983,520
Vivo Energy Plc (c)	10,376,419	17,473,467
		37,456,987
TOTAL COMMON STOCKS (Cost $1,418,938,773)		$1,296,551,336

PARTICIPATORY NOTES - 0.98%
China - 0.98%
China South Publishing & Media Group Co. Ltd. (a)(b)(c)(e)	7,936,516	$14,603,967
TOTAL PARTICIPATORY NOTES (Cost $15,164,834)		$14,603,967

PREFERRED STOCKS - 9.49%
Brazil - 4.69%
Companhia Brasileira de Distribuicao	1,166,900	$28,717,054
Petroleo Brasileiro SA	3,315,000	23,559,252
Telefonica Brasil SA	498,300	6,500,045
Telefonica Brasil SA Sponsored - ADR	846,683	11,023,812
		69,800,163
Colombia - 0.54%
Grupo Aval Acciones y Valores SA	20,018,115	8,004,754

Russia - 2.35%
Surgutneftegas PJSC	32,081,832	21,617,444
Surgutneftegas PJSC Sponsored - ADR	1,977,282	13,405,972
		35,023,416
South Korea - 1.91%
Hyundai Motor Co. Ltd.	413,848	28,372,640
TOTAL PREFERRED STOCKS (Cost $128,550,723)		$141,200,973

SHORT-TERM INVESTMENTS - 2.00%
Money Market Funds - 2.00%
BlackRock Liquidity Funds T-Fund - Institutional Class, 2.225%	29,727,235	$29,727,235
TOTAL SHORT-TERM INVESTMENTS (Cost $29,727,235)		$29,727,235

Total Investments (Cost $1,592,381,565) - 99.58%		$1,482,083,511
Other Assets in Excess of Liabilities - 0.42%		6,253,672
TOTAL NET ASSETS - 100.00%		$1,488,337,183

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)
The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. This security represents $14,603,967 or 0.98% of the Fund's net assets and is classified as a Level 2 security. See Note 1 in the Notes to Schedule of Investments.

(c)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $110,386,035, which represented 7.42% of the net assets of the Fund.

(d)	Affiliated issuer. See Note 2 in the Notes to Schedule of Investments.
(e)	Represents the underlying security of a participatory note with HSBC Bank Plc. China South Publishing & Media Group Co. Ltd. has a maturity date of November 23, 2021.

Brandes Emerging Markets Value Fund
Schedule of Investments by Industry
June 30, 2019 (Unaudited)

COMMON STOCKS
Aerospace & Defense	3.72%
Airlines	1.76%
Auto Components	1.84%
Automobiles	3.83%
Banks	15.14%
Commercial Services & Supplies	2.39%
Construction Materials	2.67%
Diversified Consumer Services	3.23%
Diversified Financial Services	1.68%
Diversified Telecommunication Services	0.97%
Electric Utilities	1.67%
Electronic Equipment, Instruments & Components	1.94%
Equity Real Estate Investment Trusts	7.52%
Food & Staples Retailing	1.57%
Food Products	1.57%
Health Care Providers & Services	3.49%
Hotels, Restaurants & Leisure	1.97%
Household Durables	0.04%
Independent Power & Renewable Electricity Producers	0.58%
IT Services	0.61%
Machinery	0.17%
Media	1.33%
Metals & Mining	2.05%
Multiline Retail	0.96%
Oil, Gas & Consumable Fuels	4.64%
Semiconductors & Semiconductor Equipment	0.79%
Specialty Retail	2.25%
Technology Hardware, Storage & Peripherals	3.22%
Textiles, Apparel & Luxury Goods	0.39%
Tobacco	2.48%
Wireless Telecommunication Services	10.64%
TOTALCOMMON STOCKS	87.11%
PREFERRED STOCKS
Automobiles	1.91%
Banks	0.54%
Diversified Telecommunication Services	1.18%
Food & Staples Retailing	1.93%
Oil, Gas & Consumable Fuels	3.93%
TOTAL PREFERRED STOCKS	9.49%
PARTICIPATORY NOTES
Media	0.98%
TOTAL PARTICIPATORY NOTES	0.98%
SHORT-TERM INVESTMENTS	2.00%
TOTAL INVESTMENTS	99.58%
Other Assets in Excess of Liabilities	0.42%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Emerging Markets Value Fund
Notes to Schedule of Investments
June 30, 2019 (Unaudited)

1)	Significant Accounting Policies

The Brandes Emerging Markets Value Fund (the "Fund") has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among broker market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of June 30, 2019, the Fund had securities with a total market value of $690,189,947 or 46.37% of the Fund's net assets that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Fund).

The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open.  A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period.  Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of June 30, 2019 include conversion value and correlation to similar securities.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of June 30, 2019, involving the Fund’s assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
Emerging Markets Value Fund
Common Stocks
Communication Services	$76,751,351	$115,910,777	$-	$192,662,128
Consumer Discretionary	70,524,655	145,269,625	-	215,794,280
Consumer Staples	46,692,571	36,843,034	-	83,535,605
Energy	47,803,362	21,286,328	-	69,089,690
Financials	30,384,873	220,138,155	-	250,523,028
Health Care	14,036,032	37,853,660	-	51,889,692
Industrials	97,377,956	22,343,868	-	119,721,824
Information Technology	27,865,918	69,715,716	-	97,581,634
Materials	39,692,955	30,507,055	-	70,200,010
Real Estate	101,376,563	10,676,453	-	112,053,016
Utilities	15,797,843	17,702,586	-	33,500,429
Total Common Stocks	568,304,079	728,247,257	-	1,296,551,336
Preferred Stocks
Communication Services	17,523,857	-	-	17,523,857
Consumer Discretionary	-	28,372,640	-	28,372,640
Consumer Staples	28,717,054	-	-	28,717,054
Energy	36,965,224	21,617,444	-	58,582,668
Financials	8,004,754	-	-	8,004,754
Total Preferred Stocks	91,210,889	49,990,084	-	141,200,973
Participatory Notes
Communication Services	-	14,603,967	-	14,603,967
Total Participatory Notes	-	14,603,967	-	14,603,967
Short-Term Investments	29,727,235	-	-	29,727,235
Total Investments in Securities	$689,242,203	$792,841,308	$-	$1,482,083,511

2)	Transactions with Affiliates

The following issuers was affiliated with the Fund, as the Fund held 5% or more of the outstanding voting securities of the issuer during the period October 1, 2018 through June 30, 2019. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

Emerging Markets Value Fund
Issuer Name	Share Balance At October 1, 2018	Additions	Reductions	Share Balance At June 30, 2019	Dividend Income	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value At June 30, 2019
Urbi Desarrollos Urbanos SA de CV	10,242,449	-	-	10,242,449	$-	$(1,442,568)	$-	$527,765
					$-	$(1,442,568)	$-	$527,765

Brandes International Small Cap Equity Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.76%
Argentina - 0.54%
Adecoagro SA (a)	446,449	$3,187,646
Belgium - 0.53%
D'Ieteren SA	67,787	3,114,056
Brazil - 5.36%
Embraer SA	5,399,947	27,253,213
Mills Estruturas e Servicos de Engenharia SA (a)	2,901,500	4,495,872
		31,749,085
Canada - 4.66%
Celestica, Inc. (a)	1,171,235	7,999,535
Dorel Industries, Inc. - Class B	940,585	7,620,638
Sierra Wireless, Inc. (a)	989,068	11,971,080
		27,591,253
China - 1.64%
Boyaa Interactive International Ltd.	16,258,900	3,036,393
China Yuchai International Ltd.	151,844	2,276,142
Weiqiao Textile Co. Ltd. - Class H	13,877,000	4,404,305
		9,716,840
France - 1.76%
Savencia SA	93,960	7,051,567
Societe BIC SA	44,185	3,365,798
		10,417,365
Germany - 2.15%
Draegerwerk AG & Co. KGaA	119,917	5,747,475
Rhoen-Klinikum AG	228,098	6,977,060
		12,724,535
Greece - 0.58%
GR Sarantis SA	339,610	3,433,056
Hong Kong - 4.02%
APT Satellite Holdings Ltd.	9,478,050	3,858,341
Dickson Concepts International Ltd.	4,196,000	2,320,458
Emperor Watch & Jewellery Ltd.	94,810,000	2,486,855
First Pacific Co. Ltd.	24,124,000	9,788,853
PAX Global Technology Ltd.	13,188,000	5,364,899
		23,819,406
Hungary - 2.09%
Magyar Telekom Telecommunications Plc	8,360,159	12,395,297
Indonesia - 0.56%
PT XL Axiata Tbk (a)	15,819,800	3,336,281
Ireland - 3.61%
Avadel Pharmaceuticals Plc Sponsored - ADR (a)	1,284,455	3,712,075
C&C Group Plc	3,975,867	17,676,950
		21,389,025
Italy - 1.69%
Buzzi Unicem SpA	271,888	3,803,794
Safilo Group SpA (a)	5,938,906	6,226,387
		10,030,181

Japan - 20.62%
Bank of Nagoya Ltd.	102,900	3,248,511
Denki Kogyo Co. Ltd.	87,200	2,577,264
Fuji Media Holdings, Inc.	692,100	9,667,075
Funai Electric Co. Ltd. (a)	777,900	5,674,001
Futaba Corp.	171,500	2,241,026
Hachijuni Bank Ltd.	2,557,000	10,442,185
Hyakugo Bank Ltd.	2,584,700	8,005,730
Kato Sangyo Co. Ltd.	329,200	10,015,169
Kissei Pharmaceutical Co. Ltd.	384,900	9,633,998
Komori Corp.	1,209,800	13,166,745
Kyushu Financial Group, Inc.	339,300	1,344,845
Mitsubishi Shokuhin Co. Ltd.	218,200	5,732,643
Nippon Seiki Co. Ltd.	173,800	2,986,964
NuFlare Technology, Inc.	68,000	4,186,747
Oita Bank Ltd.	120,100	3,370,234
Tachi-S Co. Ltd.	419,300	5,398,168
Torii Pharmaceutical Co. Ltd.	251,300	6,059,391
Toyo Suisan Kaisha Ltd.	280,400	11,557,796
TSI Holdings Co. Ltd.	475,100	2,851,498
Tsutsumi Jewelry Co. Ltd.	162,500	2,855,499
Yodogawa Steel Works Ltd.	56,400	1,098,312
		122,113,801
Mexico - 5.77%
Consorcio ARA SAB de CV	30,020,811	6,663,036
Desarrolladora Homex SAB de CV (a)(c)	279,501,983	1,208,657
Fibra Uno Administracion SA de CV	13,465,242	17,861,286
Macquarie Mexico Real Estate Management SA de CV (b)	6,835,646	7,799,448
Urbi Desarrollos Urbanos SA de CV (a)(c)	12,867,533	663,028
		34,195,455
Panama - 0.24%
Banco Latinoamericano de Comercio Exterior SA - Class E	68,183	1,420,252
Philippines - 0.96%
First Philippine Holdings Corp.	3,513,230	5,691,385
Russia - 0.65%
Sistema PJSFC	24,787,853	3,870,103
Slovenia - 1.95%
Nova Ljubljanska Banka - GDR (b)	874,008	11,528,482
South Korea - 7.87%
Binggrae Co. Ltd.	97,131	5,745,505
Korean Reinsurance Co.	788,107	5,958,956
Lotte Chilsung Beverage Co. Ltd.	54,092	8,034,277
Lotte Confectionery Co. Ltd.	49,498	7,404,027
Lotte Corp. (a)	257,240	9,816,095
Namyang Dairy Products Co. Ltd.	6,289	3,066,476
Samchully Co. Ltd.	81,563	6,607,385
		46,632,721
Spain - 2.54%
Atresmedia Corp de Medios de Comunicacion SA	1,905,804	9,365,012
Lar Espana Real Estate Socimi SA	733,042	5,682,805
		15,047,817

United Kingdom - 18.97%
Balfour Beatty Plc	1,967,175	6,049,944
Chemring Group Plc	4,336,880	10,167,101
Countrywide Plc (a)	68,581,849	3,671,088
De La Rue Plc	2,655,603	10,286,107
Debenhams Plc (a) (d)	20,071,416	–
G4S Plc	3,622,199	9,583,052
ITE Group Plc	10,401,362	9,444,615
J Sainsbury Plc	6,755,828	16,788,271
LSL Property Services Plc	2,335,068	6,227,401
Mitie Group Plc	6,893,915	12,808,501
Premier Foods Plc (a)	10,179,806	4,363,162
Telit Communications Plc (a)	2,861,521	5,814,401
Wm Morrison Supermarkets Plc	6,694,100	17,134,713
		112,338,356
TOTAL COMMON STOCKS (Cost $615,286,700)		$525,742,398

PREFERRED STOCKS - 2.27%
Germany - 2.27%
Draegerwerk AG & Co. KGaA	213,027	$13,419,710
TOTAL PREFERRED STOCKS (Cost $13,832,028)		$13,419,710

SHORT-TERM INVESTMENTS - 6.45%
Money Market Funds - 6.45%
BlackRock Liquidity Funds T-Fund - Institutional Class, 2.225%	38,178,634	$38,178,634
TOTAL SHORT-TERM INVESTMENTS (Cost $38,178,634)		$38,178,634

Total Investments (Cost $667,297,362) - 97.48%		$577,340,742
Other Assets in Excess of Liabilities - 2.52%		14,928,878
TOTAL NET ASSETS - 100.00%		$592,269,620

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $19,327,930, which represented 3.26% of the net assets of the Fund.

(c)	Affiliated issuer. See Note 5 in the Notes to Schedule of Investments.
(d)
The price for this security was derived from an estimate of fair market values using methods approved by the Fund's Board of Trustees. This security represents $0 or 0.00% of the Fund's net assets and is classified as a Level 2 security. See Note 1 in the Notes to Schedule of Investments.

Brandes International Small Cap Equity Fund
Schedule of Investments by Industry
June 30, 2019 (Unaudited)

COMMON STOCKS
Aerospace & Defense	6.31%
Auto Components	1.42%
Banks	6.40%
Beverages	4.34%
Commercial Services & Supplies	6.08%
Communications Equipment	3.44%
Construction & Engineering	1.02%
Construction Materials	0.64%
Distributors	0.53%
Diversified Financial Services	1.89%
Diversified Telecommunication Services	2.74%
Electric Utilities	0.96%
Electrical Equipment	0.38%
Electronic Equipment, Instruments & Components	2.26%
Entertainment	0.51%
Equity Real Estate Investment Trusts	5.29%
Food & Staples Retailing	8.38%
Food Products	7.14%
Gas Utilities	1.12%
Health Care Equipment & Supplies	0.97%
Health Care Providers & Services	1.18%
Household Durables	3.69%
Industrial Conglomerate	1.66%
Insurance	1.01%
Machinery	2.61%
Media	4.81%
Metals & Mining	0.19%
Multiline Retail	0.00%
Personal Products	0.58%
Pharmaceuticals	3.28%
Real Estate Management & Development	1.67%
Semiconductors & Semiconductor Equipment	0.71%
Specialty Retail	0.81%
Textiles, Apparel & Luxury Goods	2.76%
Trading Companies & Distributors	0.76%
Wireless Telecommunication Services	1.22%
TOTAL COMMON STOCKS	88.76%
PREFERRED STOCKS
Health Care Equipment & Supplies	2.27%
TOTAL PREFERRED STOCKS	2.27%
SHORT-TERM INVESTMENTS	6.45%
TOTAL INVESTMENTS	97.48%
Other Assets in Excess of Liabilities	2.52%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes International Small Cap Equity Fund
Notes to Schedule of Investments
June 30, 2019 (Unaudited)

1)	Significant Accounting Policies

The Brandes International Small Cap Equity Fund (the "Fund") has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among broker market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of June 30, 2019, the Fund had securities with a total market value of $264,486,536 or 44.66% of the Fund's net assets that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Fund).

The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open.  A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period.  Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of June 30, 2019 include conversion value and correlation to similar securities.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of June 30, 2019, involving the Fund’s assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description		Level 1	Level 2	Level 3	Total

Investments in Securities
International Small Cap Equity Fund
	Common Stocks
	Communication Services	$ 13,302,956	$ 41,670,162	$ -	$ 54,973,118
	Consumer Discretionary	27,816,261	26,657,291	-	54,473,552
	Consumer Staples	52,558,640	78,448,712	-	131,007,352
	Financials	1,420,252	53,687,795	-	55,108,047
	Health Care	16,436,610	15,693,388	-	32,129,998
	Industrials	67,286,935	34,406,565	-	101,693,500
	Information Technology	25,785,016	12,128,910	-	37,913,926
	Materials	-	4,902,107	-	4,902,107
	Real Estate	35,559,223	5,682,805	-	41,242,028
	Utilities	5,691,385	6,607,385	-	12,298,770
	Total Common Stocks	245,857,278	279,885,120	-	525,742,398
	Preferred Stocks
	Health Care	13,419,710	-	-	13,419,710
	Total Preferred Stocks	13,419,710	-	-	13,419,710
	Short-Term Investments	38,178,634	-	-	38,178,634
	Total Investments in Securities	$ 297,455,622	$ 279,885,120	$ -	$ 577,340,742

2)	Transactions with Affiliates

The following issuers was affiliated with the Fund, as the Fund held 5% or more of the outstanding voting securities of the issuer during the period October 1, 2018 through June 30, 2019. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

	International Small Cap Fund
	Issuer Name	Share Balance At October 1, 2018	Additions	Reductions	Share Balance At June 30, 2019	Dividend Income	Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/(Loss)	Value At June 30, 2019
	Avadel Pharmaceuticals Plc(1)	1,924,883	138,526	(778,954)	1,284,455	$ -	$ 1,543,528	$ (5,031,789)	$ 3,712,075
	Countrywide Plc(1)	114,155,464	-	(45,573,615)	68,581,849	-	31,987,742	(40,605,013)	3,671,088
	Desarrolladora Homex SAB de CV	279,501,983	-	-	279,501,983	-	(3,242,107)	-	1,208,657
	Mills Estruturas e Servicos de Engenharia SA(1)	8,911,000	-	(6,009,500)	2,901,500	-	6,969,296	(1,044,649)	4,495,872
	Safilo Group SpA(1)	-	6,018,587	(79,681)	5,938,906	-	1,346,926	748	6,226,387
	Urbi Desarrollos Urbanos SA de CV	12,867,533	-	-	12,867,533	-	(1,812,291)	-	663,028
						$ -	$ 36,793,094	$ (46,680,703)	$ 19,977,107
	(1) Issuer was not an affiliate as of June 30, 2019.

Brandes Small Cap Value Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 77.55%
Aerospace & Defense - 1.77%
Embraer SA Sponsored - ADR	3,926	$79,030
Auto Components - 1.01%
Cooper Tire & Rubber Co.	1,427	45,022
Banks - 2.00%
National Bankshares, Inc.	528	20,555
Northrim BanCorp, Inc.	1,927	68,717
		89,272
Biotechnology - 8.30%
AMAG Pharmaceuticals, Inc. (a)	255	2,548
Eagle Pharmaceuticals, Inc. (a)	1,606	89,422
PDL BioPharma, Inc. (a)	48,323	151,734
United Therapeutics Corp. (a)	1,631	127,316
		371,020
Capital Markets - 1.00%
Federated Investors, Inc.	1,378	44,785
Communications Equipment - 6.59%
Digi International, Inc. (a)	6,708	85,057
NETGEAR, Inc. (a)	5,474	138,438
Sierra Wireless, Inc. (a)	5,909	71,381
		294,876
Construction & Engineering - 1.02%
Orion Group Holdings, Inc. (a)	16,968	45,474
Electronic Equipment, Instruments & Components - 2.93%
Arlo Technologies, Inc. (a)	3,563	14,288
Avnet, Inc.	2,571	116,389
		130,677
Equity Real Estate Investment Trusts - 0.70%
Alexander & Baldwin, Inc.	1,345	31,069
Food Products - 4.23%
Cal-Maine Foods, Inc.	1,101	45,934
Seneca Foods Corp. - Class A (a)	5,132	142,823
		188,757
Health Care Equipment & Supplies - 1.61%
Invacare Corp.	3,977	20,640
Utah Medical Products, Inc.	537	51,391
		72,031
Health Care Providers & Services - 3.02%
Patterson Companies, Inc.	2,081	47,655
Triple-S Management Corp. - Class B (a)	3,662	87,338
		134,993
Hotels, Restaurants & Leisure - 2.08%
International Speedway Corp. - Class A	1,051	47,179
Speedway Motorsports, Inc.	2,470	45,819
		92,998
Household Durables - 8.19%
Beazer Homes USA, Inc. (a)	1,938	18,624
CSS Industries, Inc.	7,439	36,302
Dorel Industries, Inc. - Class B	6,474	52,375
M.D.C. Holdings, Inc.	1,935	63,429
Taylor Morrison Home Corp. - Class A (a)	6,477	135,758
Toll Brothers, Inc.	1,626	59,544
		366,032

Insurance - 5.27%
American National Insurance Co.	596	69,416
National Western Life Group, Inc.	460	118,220
Old Republic International Corp.	2,132	47,714
		235,350
Machinery - 5.86%
Briggs & Stratton Corp.	17,323	177,388
The Greenbrier Companies, Inc.	2,771	84,238
		261,626
Media - 0.87%
Scholastic Corp.	1,164	38,691
Multi-Utilities - 1.11%
Avista Corp.	1,113	49,640
Oil, Gas & Consumable Fuels - 2.56%
Chesapeake Energy Corp. (a)	11,186	21,813
World Fuel Services Corp.	2,576	92,633
		114,446
Personal Products - 2.89%
Edgewell Personal Care Co. (a)	4,787	129,010
Pharmaceuticals - 2.20%
Avadel Pharmaceuticals Plc Sponsored - ADR (a)	17,920	51,789
Phibro Animal Health Corp.	1,457	46,289
		98,078
Professional Services - 2.76%
Kelly Services, Inc.	857	22,445
Resources Connection, Inc.	6,284	100,607
		123,052
Real Estate Management & Development - 3.63%
The St. Joe Co. (a)	9,372	161,948
Software - 2.62%
MicroStrategy, Inc. - Class A (a)	815	116,798
Specialty Retail - 1.03%
Rent-A-Center, Inc. (a)	1,729	46,043
Textiles, Apparel & Luxury Goods - 0.06%
Movado Group, Inc.	103	2,781
Thrifts & Mortgage Finance - 1.05%
Territorial Bancorp, Inc.	1,514	46,783
Trading Companies & Distributors - 1.19%
Houston Wire & Cable Co. (a)	10,150	53,186
TOTAL COMMON STOCKS (Cost $3,802,478)		$3,463,468

PREFERRED STOCKS - 0.16%
Oil, Gas & Consumable Fuels - 0.16%
Chesapeake Energy Corp., 5.750%	16	$7,280
TOTAL PREFERRED STOCKS (Cost $8,800)		$7,280

	Principal
	Amount	Value
CORPORATE BONDS - 1.99%
Electric Utilities - 0.27%
PNM Resources, Inc.
3.250%, 3/9/2021	$12,000	$12,116
Household Durables - 1.54%
MDC Holdings, Inc.
5.625%, 2/1/2020	68,000	68,510
Machinery - 0.18%
Kennametal, Inc.
3.875%, 2/15/2022	8,000	8,173
TOTAL CORPORATE BONDS (Cost $89,298)		$88,799

	Shares	Value
SHORT-TERM INVESTMENTS - 19.61%
Money Market Funds - 19.61%
BlackRock Liquidity Funds T-Fund - Institutional Class, 2.225%	875,971	$875,971
TOTAL SHORT-TERM INVESTMENTS (Cost $875,971)		$875,971

Total Investments (Cost $4,776,547) - 99.31%		$4,435,518
Other Assets in Excess of Liabilities - 0.69%		30,936
TOTAL NET ASSETS - 100.00%		$4,466,454

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

Brandes Small Cap Value Fund
Schedule of Investments by Country
June 30, 2019 (Unaudited)

COMMON STOCKS
Brazil	1.77%
Canada	2.77%
Ireland	1.16%
United States	71.85%
TOTAL COMMON STOCKS	77.55%
PREFERRED STOCKS
United States	0.16%
TOTAL PREFERRED STOCKS	0.16%
CORPORATE BONDS
United States	1.99%
TOTAL CORPORATE BONDS	1.99%
SHORT-TERM INVESTMENTS	19.61%
TOTAL INVESTMENTS	99.31%
Other Assets in Excess of Liabilities	0.69%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Small Cap Value Fund
Notes to Schedule of Investments
June 30, 2019 (Unaudited)

1)	Significant Accounting Policies

The Brandes Small Cap Value Fund (the "Fund") has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among broker market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of June 30, 2019, the Fund did not have securities that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Fund).

The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open.  A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period.  Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of June 30, 2019 include conversion value and correlation to similar securities.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of June 30, 2019, involving the Fund’s assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
Small Cap Value Fund
Common Stocks
Communication Services	$ 38,691	$ -	$ -	$ 38,691
Consumer Discretionary	552,877	-	-	552,877
Consumer Staples	317,767	-	-	317,767
Energy	114,446	-	-	114,446
Financials	416,190	-	-	416,190
Health Care	676,121	-	-	676,121
Industrials	562,368	-	-	562,368
Information Technology	542,350	-	-	542,350
Real Estate	193,018	-	-	193,018
Utilities	49,640	-	-	49,640
Total Common Stocks	3,463,468	-	-	3,463,468
Preferred Stocks
Energy	7,280	-	-	7,280
Total Preferred Stocks	7,280	-	-	7,280
Corporate Bonds
Consumer Discretionary	-	68,510	-	68,510
Industrials	-	8,173	-	8,173
Utilities	-	12,116	-	12,116
Total Corporate Bonds	-	88,799	-	88,799
Short-Term Investments	875,971	-	-	875,971
Total Investments in Securities	$ 4,346,719	$ 88,799	$ -	$ 4,435,518

Brandes Core Plus Fixed Income Fund
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.00%
Household Durables - 0.00%
Urbi Desarrollos Urbanos SA de CV (a)	31,277	$1,612
TOTAL COMMON STOCKS (Cost $292,050)		$1,612

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.16%
Equipment - 0.03%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 4/19/2022	$26,660.00	$28,278
Student Loan - 2.13%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 2.840% (3M LIBOR + 0.430%), 9/15/2033 (d)	300,000	290,289
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 2.720% (3M LIBOR + 0.310%), 12/15/2038 (d)	400,000	390,092
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 2.700% (3M LIBOR + 0.290%), 6/15/2039 (d)	787,908	765,337
SLM Private Credit Student Loan Trust 2007-A
Series 2007-A, 2.650% (3M LIBOR + 0.240%), 12/16/2041 (d)	324,975	316,784
		1,762,502
TOTAL ASSET BACKED SECURITIES (Cost $1,676,733)		$1,790,780

CORPORATE BONDS - 36.76%
Automobiles - 2.18%
Ford Motor Credit Co. LLC
8.125%, 1/15/2020	$780,000	$802,082
General Motors Financial Co., Inc.
2.650%, 4/13/2020	1,000,000	999,729
		1,801,811
Banks - 7.88%
Citibank NA
2.100%, 6/12/2020	1,650,000	1,646,881
Fifth Third Bancorp
8.250%, 3/1/2038	175,000	258,815
Goldman Sachs Group, Inc.
3.000%, 4/26/2022	780,000	787,459
JPMorgan Chase & Co.
6.053% (3M LIBOR + 3.470%), Perpetual (d)	1,639,000	1,638,115
USB Capital IX
3.617% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual (d)	1,265,000	1,034,138
Wells Fargo & Co.
6.180% (3M LIBOR + 3.770%), Perpetual (d)	1,150,000	1,159,488
		6,524,896

Commercial Services & Supplies - 2.21%
ADT Corp.
3.500%, 7/15/2022	1,830,000	1,825,425
Commercial Services & Supplies - 0.49%
Iron Mountain, Inc.
4.875%, 9/15/2027 (b)	410,000	406,412
Consumer Products - 1.78%
Avon International Operations, Inc.
7.875%, 8/15/2022 (b)	925,000	959,687
Wyndham Destinations, Inc.
3.900%, 3/1/2023	510,000	510,000
		1,469,687
Electric Utilities - 0.27%
Commonwealth Edison Co.
5.900%, 3/15/2036	175,000	226,133
Food, Beverage & Tobacco - 1.83%
Mead Johnson Nutrition Co.
4.900%, 11/1/2019	775,000	780,770
Pilgrim's Pride Corp.
5.750%, 3/15/2025 (b)	725,000	735,875
		1,516,645
Health Care Providers & Services - 1.72%
Tenet Healthcare Corp.
6.000%, 10/1/2020	1,385,000	1,425,771
Homebuilders - 2.22%
PulteGroup, Inc.
5.500%, 3/1/2026	980,000	1,058,400
Toll Brothers Finance Corp.
4.875%, 11/15/2025	745,000	777,594
		1,835,994
Insurance - 1.02%
American International Group, Inc.
6.400%, 12/15/2020	800,000	844,597
Media - 0.52%
Netflix, Inc.
5.375%, 2/1/2021	420,000	434,175
Metals & Mining - 0.08%
Cloud Peak Energy
12.000%, 11/1/2021 (a)(e)	480,000	62,400
Oil, Gas & Consumable Fuels - 8.93%
BP Capital Markets Plc
3.506%, 3/17/2025	810,000	852,093
Chesapeake Energy Corp.
8.000%, 1/15/2025	1,245,000	1,154,737
Chevron Corp.
2.100%, 5/16/2021	1,150,000	1,151,007
Exxon Mobil Corp.
2.397%, 3/6/2022	945,000	952,849
Kinder Morgan, Inc.
4.300%, 6/1/2025	1,054,000	1,125,941
Occidental Petroleum Corp.
3.500%, 6/15/2025	555,000	573,011
Range Resources Corp.
5.000%, 3/15/2023	1,680,000	1,583,400
		7,393,038

Technology - 2.44%
Microsoft Corp.
2.400%, 2/6/2022	1,000,000	1,010,500
VMware, Inc.
3.900%, 8/21/2027	995,000	1,009,290
		2,019,790
Telecommunications - 3.19%
AT&T, Inc.
3.000%, 6/30/2022	1,630,000	1,658,545
Frontier Communications Corp.
6.250%, 9/15/2021	1,320,000	841,500
Telefonica Emisiones SA
5.462%, 2/16/2021	135,000	141,459
		2,641,504
TOTAL CORPORATE BONDS (Cost $30,395,633)		$30,428,278

FEDERAL AND FEDERALLY SPONSORED CREDITS - 10.89%
Federal Home Loan Mortgage Corporation - 3.55%
Pool G1-8578, 3.000%, 12/1/2030	$1,454,317	$1,487,487
Pool G0-6018, 6.500%, 4/1/2039	24,291	28,427
Pool A9-3505, 4.500%, 8/1/2040	112,521	120,932
Pool SD-8001, 3.500%, 7/1/2049	1,275,000	1,305,262
		2,942,108
Federal National Mortgage Association - 7.34%
Pool CA1624, 3.000%, 4/1/2033	1,081,891	1,104,656
Pool 934124, 5.500%, 7/1/2038	44,840	48,629
Pool MA0918, 4.000%, 12/1/2041	259,754	273,951
Pool AS6201, 3.500%, 11/1/2045	1,023,397	1,055,524
Pool AL9865, 3.000%, 2/1/2047	1,817,186	1,840,727
Pool BJ2553, 3.500%, 12/1/2047	694,924	715,442
Pool MA3687, 4.000%, 6/1/2049	994,841	1,030,054
		6,068,983
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $8,826,118)		$9,011,091

OTHER MORTGAGE RELATED SECURITIES - 0.01%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities 2006-AR14 Trust
Series 2006-AR14, 4.698%, 10/25/2036 (c)	$1,102	$1,078
Near Prime Mortgage - 0.01%
Bear Stearns ALT-A Trust 2004-11
Series 2004-11, 3.084% (1M LIBOR + 0.680%), 11/25/2034 (d)	3,983	3,982
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $4,919)		$5,060

US GOVERNMENTS - 47.10%
Sovereign - 47.10%
United States Treasury Bond
4.750%, 2/15/2037	$4,835,000	$6,620,928
United States Treasury Note
2.000%, 11/15/2021	211,000	212,376
2.000%, 2/15/2023	4,140,000	4,179,136
2.250%, 2/15/2027	16,850,000	17,267,301
2.375%, 8/15/2024	10,405,000	10,709,834
TOTAL US GOVERNMENTS (Cost $37,441,602)		$38,989,575

		Shares	Value
SHORT-TERM INVESTMENTS - 2.32%
Money Market Funds- 2.32%
BlackRock Liquidity Funds T-Fund - Institutional Class, 2.225%		1,916,612	$1,916,612
TOTAL SHORT-TERM INVESTMENTS (Cost $1,916,612)			$1,916,612

Total Investments (Cost $80,553,667) - 99.24%			$82,143,008
Other Assets in Excess of Liabilities - 0.76%			631,452
TOTAL NET ASSETS - 100.00%			$82,774,460

Percentages are stated as a percent of net assets.

LIBOR	London Inter-bank Offered Rate
(a)		Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,101,974, which represented 2.54% of the net assets of the Fund.

(c)		Variable rate security. The coupon is based on an underlying pool of loans.
(d)		Variable rate security. The coupon is based on a reference index and spread index.
(e)		Issuer filed for bankruptcy and is in default of interest payments.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Core Plus Fixed Income Fund
Notes to Schedule of Investments
June 30, 2019 (Unaudited)

1)	Significant Accounting Policies

The Brandes Core Plus Fixed Income Fund (the "Fund") has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among broker market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of June 30, 2019, the Fund did not have any securities that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Fund).

The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open.  A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period.  Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of June 30, 2019 include conversion value and correlation to similar securities.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of June 30, 2019, involving the Fund’s assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
Core Plus Fixed Income Fund
Common Stocks	$1,612	$-	$-	$1,612
Asset Backed Securities	-	1,790,780	-	1,790,780
Corporate Bonds	-	30,428,278	-	30,428,278
Government Securities	-	38,989,575	-	38,989,575
Mortgage Backed Securities	-	9,016,151	-	9,016,151
Money Market Funds	1,916,612	-	-	1,916,612
Total Investments in Securities	$1,918,224	$80,224,784	$-	$82,143,008

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.01%
Household Durables - 0.01%
Urbi Desarrollos Urbanos SA de CV (a)	176,124	$9,075
TOTAL COMMON STOCKS (Cost $1,887,388)		$9,075

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.76%
Student Loan - 3.76%
SLM Private Credit Student Loan Trust 2004-B
Series 2004-B, 2.840% (3M LIBOR + 0.430%), 9/15/2033 (d)	$1,500,000	$1,451,446
SLM Private Credit Student Loan Trust 2005-A
Series 2005-A, 2.720% (3M LIBOR + 0.310%), 12/15/2038 (d)	1,865,000	1,818,804
SLM Private Credit Student Loan Trust 2006-A
Series 2006-A, 2.700% (3M LIBOR + 0.290%), 6/15/2039 (d)	3,397,611	3,300,283
TOTAL ASSET BACKED SECURITIES (Cost $6,217,155)		$6,570,533

CORPORATE BONDS - 60.05%
Automobiles - 3.99%
Ford Motor Credit Co. LLC
8.125%, 1/15/2020	$3,405,000	$3,501,400
General Motors Financial Co., Inc.
2.650%, 4/13/2020	3,460,000	3,459,062
		6,960,462
Banks - 12.32%
Citibank NA
2.100%, 6/12/2020	5,592,000	5,581,431
Goldman Sachs Group, Inc.
3.000%, 4/26/2022	3,405,000	3,437,560
JPMorgan Chase & Co.
6.053% (3M LIBOR + 3.470%), Perpetual (d)	4,523,000	4,520,558
USB Capital IX
3.617% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual (d)	5,575,000	4,557,562
Wells Fargo & Co.
6.180% (3M LIBOR + 3.770%), Perpetual (d)	3,380,000	3,407,885
		21,504,996
Commercial Services & Supplies - 4.15%
ADT Corp.
3.500%, 7/15/2022	7,270,000	7,251,825
Commercial Services & Supplies - 0.93%
Iron Mountain, Inc.
4.875%, 9/15/2027 (b)	1,640,000	1,625,650
Consumer Products - 3.36%
Avon International Operations, Inc.
7.875%, 8/15/2022 (b)	3,695,000	3,833,562
Wyndham Destinations, Inc.
3.900%, 3/1/2023	2,035,000	2,035,000
		5,868,562

Food, Beverage & Tobacco - 3.19%
Mead Johnson Nutrition Co.
4.900%, 11/1/2019	2,850,000	2,871,218
Pilgrim's Pride Corp.
5.750%, 3/15/2025 (b)	2,665,000	2,704,975
		5,576,193
Health Care Providers & Services - 3.12%
Tenet Healthcare Corp.
6.000%, 10/1/2020	5,290,000	5,445,724
Homebuilders - 3.45%
PulteGroup, Inc.
5.500%, 3/1/2026	3,920,000	4,233,600
Toll Brothers Finance Corp.
4.875%, 11/15/2025	1,710,000	1,784,813
		6,018,413
Insurance - 1.68%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	2,940,252
Media - 1.08%
Netflix, Inc.
5.375%, 2/1/2021	1,815,000	1,876,256
Metals & Mining - 0.15%
Cloud Peak Energy
12.000%, 11/1/2021 (a)(e)	2,055,000	267,150
Oil, Gas & Consumable Fuels - 12.26%
BP Capital Markets Plc
3.506%, 3/17/2025	3,375,000	3,550,388
Chesapeake Energy Corp.
8.000%, 1/15/2025	5,105,000	4,734,887
Chevron Corp.
2.100%, 5/16/2021	3,460,000	3,463,030
Kinder Morgan, Inc.
4.300%, 6/1/2025	1,921,000	2,052,118
Occidental Petroleum Corp.
3.500%, 6/15/2025	1,705,000	1,760,330
Range Resources Corp.
5.000%, 3/15/2023	6,195,000	5,838,787
		21,399,540
Technology - 4.43%
Microsoft Corp.
2.400%, 2/6/2022	3,460,000	3,496,331
VMware, Inc.
3.900%, 8/21/2027	4,176,000	4,235,975
		7,732,306

Telecommunications - 5.94%
AT&T, Inc.
3.000%, 6/30/2022	5,235,000	5,326,676
Frontier Communications Corp.
6.250%, 9/15/2021	5,640,000	3,595,500
Telefonica Emisiones SA
5.462%, 2/16/2021	1,390,000	1,456,509
		10,378,685
TOTAL CORPORATE BONDS (Cost $105,413,439)		$104,846,014

FEDERAL AND FEDERALLY SPONSORED CREDITS - 11.12%
Federal Home Loan Mortgage Corporation - 4.46%
Pool G1-8578, 3.000%, 12/1/2030	$1,969,095	$2,014,005
Pool SD-8001, 3.500%, 7/1/2049	5,640,000	5,773,865
		7,787,870
Federal National Mortgage Association - 6.66%
Pool CA1624, 3.000%, 4/1/2033	2,596,539	2,651,174
Pool AS6201, 3.500%, 11/1/2045	1,489,580	1,536,343
Pool AL9865, 3.000%, 2/1/2047	1,690,405	1,712,304
Pool MA3687, 4.000%, 6/1/2049	5,536,288	5,732,250
		11,632,071
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $19,233,950)		$19,419,941

OTHER MORTGAGE RELATED SECURITIES - 0.00%
Collateralized Mortgage Obligations - 0.00%
Wells Fargo Mortgage Backed Securities 2006-AR14 Trust
Series 2006-AR14, 4.698%, 10/25/2036 (c)	$3,834	$3,750
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $3,834)		$3,750

US GOVERNMENTS - 22.71%
Sovereign - 22.71%
United States Treasury Bonds/Notes
2.250%, 2/15/2027	$2,575,000	$2,638,772
4.750%, 2/15/2037	27,035,000	37,021,053
TOTAL US GOVERNMENTS (Cost $37,157,196)		$39,659,825

	Shares	Value
SHORT-TERM INVESTMENTS - 1.42%
Money Market Funds - 1.42%
BlackRock Liquidity Funds T-Fund - Institutional Class, 2.225%	2,471,088	$2,471,088
TOTAL SHORT-TERM INVESTMENTS (Cost $2,471,088)		$2,471,088

Total Investments (Cost $172,384,050) - 99.07%		$172,980,226
Other Assets in Excess of Liabilities - 0.93%		1,630,720
TOTAL NET ASSETS - 100.00%		$174,610,946

Percentages are stated as a percent of net assets.

LIBOR	London Inter-bank Offered Rate
(a)	Non-income producing security.
(b)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,164,187, which represented 4.68% of the net assets of the Fund.

(c)	Variable rate security. The coupon is based on an underlying pool of loans.
(d)	Variable rate security. The coupon is based on a reference index and spread index.
(e)	Issuer filed for bankruptcy and is in default of interest payments.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC or were otherwise determined by the Adviser to be appropriate. This information is unaudited.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Separately Managed Account Reserve Trust
Notes to Schedule of Investments
June 30, 2019 (Unaudited)

1)	Significant Accounting Policies

The Brandes Separately Managed Account Reserve Trust (the "Fund") has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among broker market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of June 30, 2019, the Fund did not have securities that were fair valued using these valuation adjustments.

Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Fund).

The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.  Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open.  A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period.  Rights may or may not be transferable.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  Valuation methodologies used to fair value such securities in the Fund's portfolios as of June 30, 2019 include conversion value and correlation to similar securities.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 of the fair value hierarchy.  Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of June 30, 2019, involving the Fund’s assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
Separately Managed Account Reserve Trust
Common Stocks	$ 9,075	$ -	$ -	9,075
Asset Backed Securities	-	6,570,533	-	6,570,533
Corporate Bonds	-	104,846,014	-	104,846,014
Government Securities	-	39,659,825	-	39,659,825
Mortgage Backed Securities	-	19,423,691	-	19,423,691
Short-Term Investments	2,471,088	-	-	2,471,088
Total Investments in Securities	$ 2,480,163	$ 170,500,063	$ -	$ 172,980,226